Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	AMIDEX FUNDS INC
CIK	dei_EntityCentralIndexKey	0001074440
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Sep. 28, 2012
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2012
Prospectus Date	rr_ProspectusDate	Sep. 30, 2012